UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.4%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	2,000,000	$1,943,684

U.S. Government Obligations - 25.3%
U.S. Treasury Bonds	3.750%	11/15/43	80,120,000	90,642,009
U.S. Treasury Bonds	2.500%	2/15/45	14,640,000	13,283,513
U.S. Treasury Bonds	3.000%	5/15/45	11,260,000	11,249,224
U.S. Treasury Bonds	2.875%	8/15/45	37,020,000	36,107,515
U.S. Treasury Bonds	3.000%	5/15/47	27,300,000	27,256,277
U.S. Treasury Bonds	2.750%	8/15/47	170,000	161,467
U.S. Treasury Bonds	2.750%	11/15/47	11,130,000	10,569,370
U.S. Treasury Bonds	3.000%	2/15/48	6,490,000	6,478,972
U.S. Treasury Notes	1.500%	2/28/19	55,400,000	55,195,496
U.S. Treasury Notes	1.625%	7/31/19	630,000	625,373
U.S. Treasury Notes	1.375%	2/15/20	900,000	884,865
U.S. Treasury Notes	1.625%	6/30/20	650,000	638,536
U.S. Treasury Notes	1.375%	5/31/21	8,800,000	8,497,672
U.S. Treasury Notes	1.125%	6/30/21	1,680,000	1,609,256
U.S. Treasury Notes	1.875%	1/31/22	6,140,000	5,972,949
U.S. Treasury Notes	1.875%	4/30/22	1,910,000	1,853,931
U.S. Treasury Notes	2.125%	12/31/22	19,970,000	19,474,260
U.S. Treasury Notes	1.375%	8/31/23	2,530,000	2,369,208
U.S. Treasury Notes	2.000%	5/31/24	14,670,000	14,072,026
U.S. Treasury Notes	2.000%	6/30/24	20,670,000	19,814,940
U.S. Treasury Notes	2.000%	2/15/25	15,810,000	15,067,362
U.S. Treasury Notes	2.875%	5/31/25	30,490,000	30,626,371
U.S. Treasury Notes	2.250%	11/15/25	6,980,000	6,725,884
U.S. Treasury Notes	3.125%	5/15/48	8,530,000	8,729,922

Total U.S. Government Obligations				387,906,398

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $394,877,785)				389,850,082

CORPORATE BONDS & NOTES - 22.1%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,160,000	1,049,800	(a)
American Axle & Manufacturing, Senior Notes	6.625%	10/15/22	286,000	293,508

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Auto Components - (continued)
IHO Verwaltungs GmbH, Senior Secured Notes, (4.500% Cash or 5.250% PIK)	4.500%	9/15/23	2,030,000	$1,976,712	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Notes, (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	480,000	457,200	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	866,000	883,422	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,730,000	1,747,894	(a)

Total Auto Components				6,408,536

Automobiles - 0.2%
General Motors Co., Senior Notes	3.500%	10/2/18	1,180,000	1,180,884
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	509,501
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	118,083
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	805,282

Total Automobiles				2,613,750

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	230,000	257,312
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,704,261	(a)

Total Diversified Consumer Services				1,961,573

Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc., Senior Notes	5.000%	4/1/25	1,020,000	1,028,925	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	20,900
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	260,000	270,647
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	200,000	201,250	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	40,000	39,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	720,000	710,100

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	1,090,000	$1,149,950	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	520,000	523,889	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	738,388	(a)

Total Hotels, Restaurants & Leisure				4,683,649

Household Durables - 0.2%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	502,500
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	373,939
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	108,625
Lennar Corp., Senior Notes	5.000%	6/15/27	60,000	58,275
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	300,000	300,750
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	460,350
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	930,000	949,762

Total Household Durables				2,754,201

Media - 1.1%
21st Century Fox America Inc., Senior Notes	8.450%	8/1/34	440,000	642,324
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,040,000	2,998,200	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	560,000	569,800	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	70,000	70,613
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,440,000	1,377,000	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	260,000	244,798	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,010,000	976,820
DISH DBS Corp., Senior Notes	7.875%	9/1/19	350,000	362,688
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	847,537
DISH DBS Corp., Senior Notes	7.750%	7/1/26	850,000	770,312
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,460,000	2,543,645	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	2,040,000	$2,017,984	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	650,000	758,684
UBM PLC, Senior Notes	5.750%	11/3/20	920,000	937,336	(a)
Univision Communications Inc. , Senior Secured Notes	5.125%	2/15/25	1,450,000	1,334,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	200,000	195,290	(a)

Total Media				16,647,031

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,489,200	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	130,000	125,775	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,120,000	1,131,200

Total Textiles, Apparel & Luxury Goods				3,746,175

TOTAL CONSUMER DISCRETIONARY				38,814,915

CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	660,000	679,802

Food & Staples Retailing - 0.1%
CVS Health Corp. Pass-Through Trust, Secured Trust	5.298%	1/11/27	16,795	17,258	(a)
CVS Health Corp. Pass-Through Trust, Secured Trust	6.036%	12/10/28	58,365	62,620
Kroger Co., Senior Notes	3.400%	4/15/22	350,000	349,283
Kroger Co., Senior Notes	5.150%	8/1/43	560,000	562,736

Total Food & Staples Retailing				991,897

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,470,000	1,437,246

Tobacco - 0.4%
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,230,000	2,092,457	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,090,000	1,940,481	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	595,529
Reynolds American Inc., Senior Notes	8.125%	6/23/19	810,000	843,475

Total Tobacco				5,471,942

TOTAL CONSUMER STAPLES				8,580,887

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 4.6%
Energy Equipment & Services - 0.0%
Ensco PLC, Senior Notes	8.000%	1/31/24	60,000	$59,850
Halliburton Co., Senior Notes	4.850%	11/15/35	910,000	956,763

Total Energy Equipment & Services				1,016,613

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,890,000	2,981,998
Anadarko Petroleum Corp., Senior Notes	7.950%	6/15/39	2,330,000	3,046,719
Antero Resources Corp., Senior Notes	5.000%	3/1/25	830,000	840,375
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	1,070,000	1,059,501
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	450,000	459,562
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	46,000	48,415	(a)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	120,000	117,000
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	3,490,000	3,382,365
Continental Resources Inc., Senior Notes	4.375%	1/15/28	350,000	348,450
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,448,875	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	210,000	231,194
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	43,257
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	290,000	297,613
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,200,000	2,344,100
Ecopetrol SA, Senior Notes	4.125%	1/16/25	720,000	705,600
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	362,250
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,612,143
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,960,000	2,081,681
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	4,550,000	4,537,032	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	201,903	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	$552,491	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	380,000	434,217
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	360,000	364,260
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	160,000	165,820	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,220,000	1,520,446
Lukoil International Finance BV, Senior Notes	6.125%	11/9/20	1,400,000	1,455,874	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,710,000	2,891,714	(c)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	572,156
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,930,000	2,963,666	(a)
Noble Energy Inc., Senior Notes	4.150%	12/15/21	800,000	813,542
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	171,000	174,420
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	690,000	649,635
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,131,786
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	5,040,000	4,164,300
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	280,000	290,500
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,400,000	2,819,280
QEP Resources Inc., Senior Notes	6.875%	3/1/21	1,810,000	1,914,075
QEP Resources Inc., Senior Notes	5.250%	5/1/23	305,000	298,900
Range Resources Corp., Senior Notes	5.875%	7/1/22	200,000	203,000
Range Resources Corp., Senior Notes	5.000%	3/15/23	170,000	167,161
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	404,250
Reliance Holding USA Inc., Senior Notes	5.400%	2/14/22	2,240,000	2,333,217	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,959,100	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	230,000	223,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	180,000	184,725	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	70,000	$69,825
Transocean Pontus Ltd., Senior Secured Notes	6.125%	8/1/25	420,000	429,450	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,110,000	3,078,900	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	2,990,000	2,773,225	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	200,000	206,500
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	460,000	480,125
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	237,600
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,750
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	3,032,400
YPF SA, Senior Notes	8.500%	3/23/21	3,300,000	3,190,275	(a)

Total Oil, Gas & Consumable Fuels				70,321,293

TOTAL ENERGY				71,337,906

FINANCIALS - 5.1%
Banks - 3.8%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	9/24/18	370,000	317,275	(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	265,070	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	260,000	261,625	(a)(d)(e)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	631,000	595,295	(e)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	300,000	287,539	(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,720,000	$1,702,861
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000	1,919,602
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000	1,287,115	(a)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	950,000	1,001,537	(a)(d)(e)
BPCE SA, Junior Subordinated Notes (12.500% to 9/30/19 then 3 mo. USD LIBOR + 12.980%)	12.500%	9/30/19	1,022,000	1,112,059	(a)(d)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000	2,746,530	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000	842,540
CIT Group Inc., Senior Notes	4.750%	2/16/24	120,000	120,450
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,310,000	1,335,807	(d)(e)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000	1,331,414
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000	1,791,872
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,610,000	2,590,576
Cooperatieve Rabobank U.A., Senior Notes	4.625%	12/1/23	2,150,000	2,196,591
Cooperatieve Rabobank U.A., Senior Notes	4.375%	8/4/25	300,000	299,697
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,650,000	1,819,534	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	1,300,000	1,362,543	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	780,000	757,614	(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year Swap Rate + 3.453%)	6.250%	3/23/23	1,830,000	$1,839,241	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	300,000	300,000	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year Swap Rate + 3.606%)	6.500%	3/23/28	1,830,000	1,793,400	(d)(e)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,050,000	1,045,129
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,300,000	1,383,637	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000	488,011	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,230,000	1,114,335	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,230,000	1,224,020
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	910,000	937,695	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,700,000	1,775,540
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000	7,355,725
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	900,000	888,443	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,390,000	1,473,282	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/9/18	130,000	129,675	(d)(e)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	4,768,000	4,915,964
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	820,000	815,554

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,740,000	$3,747,632
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000	495,139

Total Banks				57,667,568

Capital Markets - 0.4%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	310,000	315,071
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/9/18	75,000	63,232	(d)(e)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000	641,983
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,910,000	2,317,862
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	740,000	754,502
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000	1,603,806
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000	546,293
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/9/18	100,000	0	*(d)(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000	0	*(g)(h)(i)(j)

Total Capital Markets				6,242,749

Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	1,140,000	1,399,350
Navient Corp., Senior Notes	5.500%	1/15/19	640,000	645,792
Navient Corp., Senior Notes	8.000%	3/25/20	1,288,000	1,368,822

Total Consumer Finance				3,413,964

Diversified Financial Services - 0.6%
AerCap Ireland, Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000	1,170,491
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	1,440,000	1,448,419

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,850,000		$1,894,897
DAE Funding LLC, Senior Notes	4.500%	8/1/22	232,000		229,100	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	220,000		216,700	(a)
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,303,723
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	170,000		173,825	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,250,000		1,287,500	(a)
Power Finance Corp. Ltd., Senior Notes	7.280%	6/10/22	100,000,000	INR	1,372,517

Total Diversified Financial Services					9,097,172

Insurance - 0.1%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	830,000		888,100

Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	650,000		598,000	(a)

TOTAL FINANCIALS					77,907,553

HEALTH CARE - 2.8%
Biotechnology - 0.0%
Celgene Corp., Senior Notes	3.625%	5/15/24	160,000		158,341
Celgene Corp., Senior Notes	5.000%	8/15/45	460,000		458,796

Total Biotechnology					617,137

Health Care Equipment & Supplies - 0.5%
Becton Dickinson & Co., Senior Notes	3.700%	6/6/27	4,110,000		3,946,249
DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	2,750,000		2,853,950	(a)

Total Health Care Equipment & Supplies					6,800,199

Health Care Providers & Services - 1.9%
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000		164,119
Anthem Inc., Senior Notes	3.125%	5/15/22	500,000		493,804
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,120,000		1,078,000
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	1,150,000		1,061,986
Catholic Health Initiatives, Secured Notes	4.350%	11/1/42	3,750,000		3,548,169
Centene Corp., Senior Notes	5.625%	2/15/21	90,000		92,025
Centene Corp., Senior Notes	4.750%	5/15/22	160,000		163,600

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Centene Corp., Senior Notes	6.125%	2/15/24	370,000	$389,888
Centene Corp., Senior Notes	4.750%	1/15/25	2,100,000	2,115,750
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000	579,188
CVS Health Corp., Senior Notes	4.000%	12/5/23	620,000	625,531
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,630,000	3,642,171
CVS Health Corp., Senior Notes	4.300%	3/25/28	4,650,000	4,623,048
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,660,000	1,700,507
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	879,038
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	434,442	(a)
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,069,083
HCA Inc., Senior Notes	7.500%	2/15/22	540,000	594,000
HCA Inc., Senior Notes	5.875%	5/1/23	450,000	473,625
HCA Inc., Senior Secured Notes	5.000%	3/15/24	720,000	738,000
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	10,325
HCA Inc., Senior Secured Notes	5.500%	6/15/47	740,000	743,700
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,142,631
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	669,513
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	180,563
UnitedHealth Group Inc.	4.625%	7/15/35	1,200,000	1,289,510
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	570,000	572,850

Total Health Care Providers & Services				29,075,066

Pharmaceuticals - 0.4%
Bausch Health Cos. Inc., Senior Notes	7.500%	7/15/21	1,900,000	1,933,734	(a)
Bausch Health Cos. Inc., Senior Notes	5.625%	12/1/21	150,000	149,063	(a)
Bausch Health Cos. Inc., Senior Notes	5.500%	3/1/23	140,000	132,668	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	170,000	180,412	(a)
Bausch Health Cos. Inc., Senior Notes	9.250%	4/1/26	210,000	223,289	(a)
Bausch Health Cos. Inc., Senior Notes	8.500%	1/31/27	130,000	133,900	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,300,000	2,233,875

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	50,000	$48,563
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	740,000	692,558

Total Pharmaceuticals				5,728,062

TOTAL HEALTH CARE				42,220,464

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
United Technologies Corp., Senior Notes	4.125%	11/16/28	2,260,000	2,265,657

Airlines - 0.0%
Air 2 US	8.027%	10/1/19	40,829	41,518	(a)
Continental Airlines 2001-1 Class A-1 Pass Through Trust	6.703%	6/15/21	6,529	6,986
Continental Airlines 2009-2 Class A Pass Through Trust, Senior Secured Notes	7.250%	11/10/19	558,752	582,535

Total Airlines				631,039

Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	5.500%	9/15/19	290,000	297,558
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	1,870,000	1,937,226
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	600,000	600,000

Total Commercial Services & Supplies				2,834,784

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	700,000	714,882	(a)
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	1,512,322
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	848,764

Total Industrial Conglomerates				3,075,968

Machinery - 0.1%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	1,140,000	1,125,750	(a)

Trading Companies & Distributors - 0.0%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	200,000	193,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	230,000	$222,238	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	260,000	241,150	(a)

Total Trading Companies & Distributors				656,888

TOTAL INDUSTRIALS				10,590,086

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.2%
First Data Corp., Senior Notes	7.000%	12/1/23	60,000	62,580	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,800,000	1,810,440	(a)
WEX Inc., Senior Secured Notes	4.750%	2/1/23	830,000	835,188	(a)

Total IT Services				2,708,208

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	70,000	71,042
Intel Corp., Senior Notes	3.734%	12/8/47	882,000	830,283

Total Semiconductors & Semiconductor Equipment				901,325

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,065,000	2,072,250	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,645,000	1,674,327	(a)

Total Technology Hardware, Storage & Peripherals				3,746,577

TOTAL INFORMATION TECHNOLOGY				7,356,110

MATERIALS - 2.9%
Chemicals - 0.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	6,010,000	6,618,512	(c)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	1,200,000	1,280,930
OCP SA, Senior Notes	5.625%	4/25/24	3,460,000	3,567,122	(a)

Total Chemicals				11,466,564

Construction Materials - 0.0%
Cemex SAB de CV , Senior Secured Notes	5.700%	1/11/25	250,000	251,250	(a)

Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000	1,401,400	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	650,000	$645,937	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	210,000	206,063
Berry Global Inc., Secured Notes	4.500%	2/15/26	110,000	103,400	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	500,000	545,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	639,611	641,210
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	3,300,000	3,390,750	(a)
WestRock RKT Co., Senior Notes	3.500%	3/1/20	70,000	70,196

Total Containers & Packaging				7,003,956

Metals & Mining - 1.7%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	4,540,000	4,835,100	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	250,000	258,750	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,850,000	1,758,003	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	267,908	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,520,000	1,775,339
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	840,000	960,615
Arconic Inc., Senior Notes	5.870%	2/23/22	1,170,000	1,222,182
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	415,744
BHP Billiton Finance USA Ltd., Junior Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,330,000	1,463,000	(a)(e)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	580,000	547,375	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	650,000	607,750	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	380,000	407,550
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,190,000	2,861,749

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000	$119,487	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,490,000	1,402,330	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,460,000	7,469,375

Total Metals & Mining				26,372,257

TOTAL MATERIALS				45,094,027

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	5.625%	5/1/24	110,000	113,575
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,240,000	1,218,300

Total Equity Real Estate Investment Trusts (REITs)				1,331,875

Real Estate Management & Development - 0.2%
Country Garden Holdings Co., Ltd., Senior Secured Notes	7.250%	4/4/21	2,580,000	2,608,316	(c)

TOTAL REAL ESTATE				3,940,191

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,130,000	1,068,914	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,710,000	2,445,176
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,150,000	3,153,938	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	930,000	920,793	(a)

Total Diversified Telecommunication Services				7,588,821

Wireless Telecommunication Services - 0.8%
Sprint Capital Corp., Senior Notes	6.900%	5/1/19	2,310,000	2,367,750
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	816,000	826,200	(a)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	4,810,000	5,137,032	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	3,840,000	3,825,957

Total Wireless Telecommunication Services				12,156,939

TOTAL TELECOMMUNICATION SERVICES				19,745,760

UTILITIES - 0.8%
Electric Utilities - 0.8%
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,990,000	2,944,347
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,186,000	4,142,935

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - (continued)
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	1,210,000		$1,363,184
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	300,000		332,709
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	3,400,000		3,553,000	(c)

Total Electric Utilities					12,336,175

Independent Power and Renewable Electricity Producers - 0.0%
NTPC Ltd., Senior Secured Notes	6.720%	11/24/21	50,000,000	INR	673,233

TOTAL UTILITIES					13,009,408

TOTAL CORPORATE BONDS & NOTES (Cost - $337,530,485)					338,597,307

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 12.0%
Banc of America Funding Corp., 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	2.275%	5/26/37	4,949,967		4,346,437	(a)(e)
Banc of America Funding Corp., 2015-R2 9A2	2.607%	3/27/36	5,731,631		4,927,843	(a)(e)
Banc of America Funding Corp., 2015-R2, 4A1 (1 mo. USD LIBOR + 0.165%)	2.230%	9/29/36	1,605,041		1,576,105	(a)(e)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	3.274%	9/29/36	15,052,116		11,446,653	(a)(e)
Banc of America Funding Trust, 2015-R2, 10A1 (1 mo. USD LIBOR + 0.190%)	2.255%	6/29/37	1,343,834		1,338,263	(a)(e)
Banc of America Funding Trust, 2015-R4, 6A1 (1 mo. USD LIBOR + 0.140%)	2.204%	8/27/36	1,683,028		1,681,731	(a)(e)
Banc of America Mortgage Trust, 2004-A 1A1	3.788%	2/25/34	14,784		14,887	(e)
BBCCRE Trust, 2015-GTP, E	4.715%	8/10/33	6,700,000		5,966,369	(a)(e)
Bear Stearns ALT-A Trust, 2004-11 1A2 (1 mo. USD LIBOR + 0.840%)	2.905%	11/25/34	7,282		7,283	(e)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	2.225%	1/25/37	2,637,046		2,505,986	(e)
BX Trust, 2017-IMC E (1 mo. USD LIBOR + 3.250%)	5.313%	10/15/32	2,180,000		2,197,215	(a)(e)
BX Trust, 2017-IMC F (1 mo. USD LIBOR + 4.250%)	6.313%	10/15/32	2,100,000		2,117,944	(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.551%	5/15/37	4,900,000	$4,721,566	(a)(e)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	187,640	144,858	(e)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	3.289%	6/19/31	6,011	6,030	(e)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	3.647%	2/25/34	65,050	65,478	(e)
Citigroup Commercial Mortgage Trust, 2006-C5, AJ	5.482%	10/15/49	188,588	174,303
Citigroup Commercial Mortgage Trust, 2008-C7 AJ	6.337%	12/10/49	1,571,551	701,069	(e)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	2.325%	11/25/35	185,668	150,653	(e)
Commercial Mortgage Trust, 2013-CR12, E	5.250%	10/10/46	630,000	462,429	(a)(e)
Commercial Mortgage Trust, 2013-CR9, E	4.391%	7/10/45	1,552,000	860,767	(a)(e)
Commercial Mortgage Trust, 2016-SAVA B (1 mo. LIBOR + 2.300%)	4.363%	10/15/34	2,610,000	2,626,320	(a)(e)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,488,056	1,331,809
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	3.035%	11/25/35	7,212,058	618,554	(e)
Countrywide Alternative Loan Trust,2005-76 3A1 (-1.000 x 1 mo. USD LIBOR + 0.260%)	2.325%	1/25/46	110,328	106,438	(e)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.535%	7/25/36	3,030,231	341,608	(e)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	3.235%	4/25/36	9,644,628	1,309,234	(e)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.435%	4/25/36	5,260,153	666,817	(e)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.600%	6/15/38	291,277	180,633	(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	5,383,117	$3,951,208
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	2,823,439	2,741,909	(e)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	2.264%	6/27/46	1,177,629	1,171,901	(a)(e)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	2,470,000	2,238,406	(a)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	4,280,000	3,616,818	(a)
Credit Suisse Mortgage Trust, 2015-2R 3A1	2.274%	4/27/36	1,408,633	1,390,672	(a)(e)
Credit Suisse Mortgage Trust, 2015-2R 7A2	3.150%	8/27/36	3,860,789	3,457,369	(a)(e)
Credit Suisse Mortgage Trust, 2015-2R, 7A1	3.150%	8/27/36	1,283,667	1,314,710	(a)(e)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	9.683%	7/15/32	9,800,000	9,775,402	(a)(e)
CSAIL Commercial Mortgage Trust, 2015-C4, E	3.735%	11/15/48	1,790,000	1,409,931	(e)
CSAIL Commercial Mortgage Trust, 2016-C7, D	4.538%	11/15/49	2,170,000	1,853,570	(a)(e)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4, 7AR2 (1 mo. USD LIBOR + 0.450%)	2.515%	6/25/34	32,985	30,996	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K015, X1, IO	1.749%	7/25/21	1,515,835	57,680	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.815%	3/25/25	3,905,025	5,390,698	(e)
Federal National Mortgage Association (FNMA), 2012-51 B	7.000%	5/25/42	73,120	84,250
Federal National Mortgage Association (FNMA) - CAS, 2017-C03, 1M2 (1 mo. USD LIBOR + 3.000%)	5.065%	10/25/29	5,540,000	5,960,528	(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	1,003,947	$106,097
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	3.956%	2/25/36	98,539	82,835	(e)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	6,618,159	6,497,451	(a)(e)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2013-DN1, M2 (1 mo. USD LIBOR + 7.150%)	9.215%	7/25/23	1,070,000	1,285,191	(e)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2016-DNA4, M2 (1 mo. USD LIBOR + 1.300%)	3.365%	3/25/29	3,120,000	3,152,459	(e)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	4.515%	12/25/42	1,880,000	1,941,537	(e)
FREMF Mortgage Trust, 2012-K20, X2A, IO	0.200%	5/25/45	14,340,460	85,459	(a)
GE Business Loan Trust, 2006-1A, C (1 mo. LIBOR + 0.420%)	2.483%	5/15/34	383,225	357,685	(a)(e)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	394,960	366,317	(e)
Government National Mortgage Association (GNMA), 2011-142, IO	0.361%	9/16/46	7,408,314	87,375	(e)
Government National Mortgage Association (GNMA), 2012-112, IO	0.278%	2/16/53	3,555,070	72,895	(e)
Government National Mortgage Association (GNMA), 2014-134, IA, IO	0.606%	1/16/55	62,346,086	1,636,002	(e)
Government National Mortgage Association (GNMA), 2014-47, IA, IO	0.304%	2/16/48	1,125,958	27,384	(e)
Government National Mortgage Association (GNMA), 2014-50, IO	0.845%	9/16/55	2,728,660	147,240	(e)
GreenPoint Mortgage Funding Trust, 2006-AR3, 3A1 (1 mo. USD LIBOR + 0.230%)	2.295%	4/25/36	115,823	143,713	(e)
GS Mortgage Securities Trust, 2013-GC14, F	4.917%	8/10/46	890,000	684,719	(a)(e)
GS Mortgage Securities Trust, 2014-GC24, D	4.663%	9/10/47	2,500,000	2,222,346	(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
GS Mortgage Securities Trust, 2015-GC28, D	4.470%	2/10/48	2,000,000	$1,629,542	(a)(e)
GS Mortgage Securities Trust, 2015-GS1 D	3.268%	11/10/48	1,705,042	1,407,235
HarborView Mortgage Loan Trust, 2006-13, A (1 mo. USD LIBOR + 0.180%)	2.257%	11/19/46	186,975	162,217	(e)
JPMBB Commercial Mortgage Securities Trust, 2014-C25, D	4.093%	11/15/47	2,080,000	1,765,644	(a)(e)
JPMBB Commercial Mortgage Securities Trust, 2015-C27 G	3.000%	2/15/48	2,049,500	943,758	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.254%	4/17/45	926,988	680,409	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.012%	2/12/49	5,729,761	4,303,603	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.168%	2/15/51	230,863	226,712	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 D	4.724%	7/15/47	3,800,000	3,353,176	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.270%	6/15/35	10,150,000	10,132,309	(a)(e)
JPMorgan Resecuritization Trust Series, 2014-6 3A1 (1 mo. USD LIBOR + 0.210%)	2.274%	7/27/46	1,774,546	1,768,880	(a)(e)
Lehman XS Trust Series, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	2.305%	11/25/46	26,547	3,173	(e)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A3 4A3	4.288%	5/25/34	49,987	49,678	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,003,435	793,717	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,293,959	1,023,521	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	420,974	329,784	(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	656,263	$507,968
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2006-AF2 4A	4.231%	8/25/36	145,475	118,720	(e)
RALI Series Trust, 2006-QO3, A1 (1 mo. USD LIBOR + 0.210%)	2.275%	4/25/46	4,600,460	2,216,050	(e)
RALI Series Trust, 2006-QO3, A2 (1 mo. USD LIBOR + 0.260%)	2.325%	4/25/46	727,605	357,941	(e)
Residential Asset Securitization Trust, 2005-A15 2A11 (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.485%	2/25/36	10,470,969	1,475,994	(e)
Sequoia Mortgage Trust, 2007-4 4A1	3.645%	7/20/47	1,455,244	1,320,256	(e)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.213%	11/15/27	7,530,000	7,151,177	(a)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	4.054%	4/25/34	186,978	190,366	(e)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.429%	11/11/34	4,327,909	4,322,686	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	11.879%	11/11/34	4,327,909	4,323,067	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	1,410,675	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	3,650,000	1,774,250	(a)(e)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.210%	2/15/51	5,155,595	5,100,011	(e)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	2.785%	11/25/34	3,696,781	3,694,558	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (12 mo. Cumulative Average 1 Year CMT + 1.000%)	2.748%	2/25/46	3,076,917	2,869,233	(e)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	712,021	710,141	(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Wells Fargo Commercial Mortgage Trust, 2013-LC12, E	3.500%	7/15/46	750,000		$511,876	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C26, E	3.250%	2/15/48	1,730,000		1,082,205	(a)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR9 4A1	4.266%	5/25/35	58,101		58,666	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $183,110,442)					183,707,233

SOVEREIGN BONDS - 11.4%
Argentina - 1.2%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	44.868%	6/21/20	129,420,000	ARS	3,664,984	(e)
Argentine Bonos del Tesoro, Bonds	21.200%	9/19/18	2,443,000	ARS	64,944
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	114,970,000	ARS	2,303,069
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	2,730,000		2,317,087
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	1,130,000		935,651
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	1,100,000		863,500
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	250,000		182,563
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	340,000		248,412
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	360,000		266,314
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	3,280,000		2,304,200
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		1,399,667	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,750,000		1,478,750	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,270,000		1,645,773	(a)

Total Argentina					17,674,914

Brazil - 1.3%
Brazil Letras do Tesouro Nacional Series F	0.000%	1/1/20	17,162,000	BRL	3,775,362
Brazil Notas do Tesouro Nacional, Series F, Notes	10.000%	1/1/25	5,000,000	BRL	1,123,308

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - (continued)
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/21	45,904,000	BRL	$11,295,631
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/23	13,490,000	BRL	3,159,854
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/27	2,532,000	BRL	550,256

Total Brazil					19,904,411

Ecuador - 0.6%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	840,000		870,450	(a)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	1,680,000		1,533,000	(c)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	960,000		922,800	(a)
Ecuador Government International Bond, Senior Notes	9.625%	6/2/27	1,650,000		1,577,812	(a)
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	4,960,000		4,532,200	(a)

Total Ecuador					9,436,262

Egypt - 0.2%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	3,600,000		3,587,278	(c)

Ghana - 0.5%
Ghana Government International Bond, Bonds	10.750%	10/14/30	5,880,000		7,239,280	(a)

Guatemala - 0.1%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	2,200,000		2,075,700	(a)

India - 2.2%
India Government Bond, Senior Notes	6.840%	12/19/22	580,000,000	INR	7,848,159
India Government Bond, Senior Notes	7.350%	6/22/24	650,000,000	INR	8,874,852
India Government Bond, Senior Notes	7.590%	1/11/26	620,000,000	INR	8,499,336
India Government Bond, Senior Notes	7.590%	3/20/29	600,000,000	INR	8,085,159

Total India					33,307,506

Indonesia - 1.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		460,074

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,310,000		$1,271,574	(c)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	1,180,000		1,217,708	(c)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		512,655
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	200,000,000,000	IDR	12,593,347

Total Indonesia					16,055,358

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	780,000		766,702	(c)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	530,000		508,439	(a)

Total Kenya					1,275,141

Mexico - 2.5%
Mexican Bonos, Senior Notes	10.000%	12/5/24	19,150,000	MXN	1,108,921
Mexican Bonos, Senior Notes	7.500%	6/3/27	146,140,000	MXN	7,451,551
Mexican Bonos, Senior Notes	7.750%	11/13/42	140,691,900	MXN	7,160,355
Mexican Bonos, Senior Notes	8.000%	11/7/47	109,090,000	MXN	5,701,121
United Mexican States, Senior Bonds	6.500%	6/9/22	338,026,900	MXN	16,917,578

Total Mexico					38,339,526

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	680,000		644,514	(a)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	1,410,000		1,284,087	(a)

Total Nigeria					1,928,601

Russia - 1.0%
Russian Federal Bond - OFZ, Bonds	8.150%	2/3/27	52,000,000	RUB	755,480
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	951,681,000	RUB	12,768,511
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	1,600,000		1,639,888	(a)

Total Russia					15,163,879

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	3,700,000		3,347,442	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	61,530,000	UYU	$1,841,383	(a)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	142,900,000	UYU	3,682,933	(a)

Total Uruguay					5,524,316

TOTAL SOVEREIGN BONDS (Cost - $216,964,999)					174,859,614

ASSET-BACKED SECURITIES - 4.8%
AccessLex Institute, 2004-A B1 (28 Day Auction Rate, 0.000% floor, 18.000% cap)	0.000%	7/1/39	7,400,000		7,102,520	(e)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	8.146%	4/17/29	2,300,000		2,307,381	(a)(e)
Amortizing Residential Collateral Trust, 2002-BC5, M1 (1 mo. USD LIBOR + 1.035%)	3.100%	7/25/32	129,202		128,278	(e)
Ares XLIV CLO Ltd., 2017-44A, D (3 mo. USD LIBOR + 6.550%)	8.889%	10/15/29	3,700,000		3,754,804	(a)(e)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2005 - HE3 M4 (1 mo. USD LIBOR + 0.945%)	3.010%	4/25/35	899,301		903,665	(e)
Avery Point VI CLO Ltd., 2015-6A, E1 (3 mo. USD LIBOR + 5.500%)	7.841%	8/5/27	750,000		750,000	(a)(e)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	5.507%	4/20/31	1,850,000		1,856,090	(a)(e)
Barings CLO Ltd., 2017-1A F (3 mo. USD LIBOR + 7.450%)	9.783%	7/18/29	730,000		700,248	(a)(e)
Benefit Street Partners CLO IV Ltd., 2014-IVA CR (3 mo. USD LIBOR + 4.050%)	6.398%	1/20/29	1,500,000		1,507,278	(a)(e)
Carlyle Global Market Strategies CLO Ltd., 2017-2A, C (3 mo. USD LIBOR + 3.700%)	6.048%	7/20/31	3,250,000		3,306,690	(a)(e)
Catskill Park CLO Ltd., 2017-1A, D (3 mo. USD LIBOR + 6.000%)	8.348%	4/20/29	3,600,000		3,642,689	(a)(e)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.366%	10/15/26	1,980,000		1,989,062	(a)(e)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	2,451,739		2,478,394	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	2.183%	4/15/37	2,084,637	$2,006,525	(e)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	2.165%	8/25/36	392,243	184,419	(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.975%	4/15/31	2,000,000	1,928,354	(a)(e)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	1,610,000	1,574,002	(a)
Hertz Vehicle Financing II LP, 2018-1A B	3.600%	2/25/24	1,610,000	1,580,341	(a)
Jamestown CLO VIII Ltd., 2015-8A, D2 (3 mo. USD LIBOR + 6.750%)	9.089%	1/15/28	1,500,000	1,502,829	(a)(e)
Lehman XS Trust Series, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.220%)	2.285%	6/25/46	12,957	14,804	(e)
Madison Park Funding XV Ltd., 2014-15A DR (3 mo. USD LIBOR + 5.440%)	7.777%	1/27/26	750,000	752,566	(a)(e)
Manufactured Housing Contract Trust Pass-Through Certificates Series, 2001-2 IA2 (Auction Rate Security)	5.563%	2/20/32	200,000	200,169	(e)
Manufactured Housing Contract Trust Pass-Through Certificates Series, 2001-2 IIA2 (Auction Rate Security)	5.567%	3/13/32	325,000	325,251	(e)
MASTR Specialized Loan Trust, 2006-3, A (1 mo. USD LIBOR + 0.260%)	2.325%	6/25/46	177,911	168,580	(a)(e)
Midocean Credit CLO VII, 2017-7A, D (3 mo. USD LIBOR + 3.880%)	6.219%	7/15/29	1,500,000	1,513,053	(a)(e)
National Collegiate Student Loan Trust, 2004-2 A51 (1 mo. USD LIBOR + 0.480%)	2.545%	12/26/33	6,749,017	6,644,481	(e)
Oaktree CLO Ltd., 2015-1A, DR (3 mo. USD LIBOR + 5.200%)	7.548%	10/20/27	1,250,000	1,247,439	(a)(e)
Ocean Trails CLO VI, 2016-6A E (3 mo. USD LIBOR + 7.750%)	10.089%	7/15/28	750,000	763,781	(a)(e)
Option One Mortgage Loan Trust, 2005-1, A4 (1 mo. USD LIBOR + 0.800%)	2.865%	2/25/35	28,448	28,509	(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Option One Mortgage Loan Trust, 2007-FXD1, 1A1	5.866%	1/25/37	4,027,344	$3,810,573
Option One Mortgage Loan Trust, 2007-FXD2, 1A1	5.820%	3/25/37	2,561,087	2,525,346
Saranac CLO III Ltd., 2014-3A, DR (3 mo. USD LIBOR + 3.250%)	5.582%	6/22/30	3,344,000	3,351,922	(a)(e)
Symphony CLO XIV Ltd., 2014-14A D2 (3 mo. USD LIBOR + 3.600%)	5.939%	7/14/26	1,500,000	1,503,411	(a)(e)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	6.048%	4/20/29	1,750,000	1,764,026	(a)(e)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	7.898%	7/15/28	1,000,000	1,011,204	(a)(e)
UCFC Manufactured Housing Contract, 201997-3 M	7.115%	1/15/29	2,587,844	2,568,390
Venture XVII CLO Ltd., 2014-17A (3 mo. USD LIBOR + 5.740%)	8.079%	4/15/27	2,600,000	2,600,972	(a)(e)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.359%	6/7/30	800,000	808,523	(a)(e)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	6.076%	10/15/31	2,930,000	2,900,700	(a)(e)(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $72,101,521)				73,707,269

SENIOR LOANS - 4.1%
CONSUMER DISCRETIONARY - 1.7%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2016-2 First Lien Term Loan B1 (1 mo. LIBOR + 2.750%)	4.826%	5/2/22	1,544,494	1,551,010	(e)(l)(m)

Hotels, Restaurants & Leisure - 0.8%
1011778 B.C. Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.326%	2/16/24	503,281	503,646	(e)(l)(m)
Aristocrat Technologies Inc., Term Loan B3 (3 mo. LIBOR + 1.750%)	4.098%	10/19/24	562,879	562,263	(e)(l)(m)
Boyd Gaming Corp., Term Loan B (1 week LIBOR + 2.250%)	4.207%	9/15/23	757,330	762,063	(e)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	4.826%	12/22/24	1,445,381	1,451,705	(e)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Four Seasons Hotels Ltd., Term Loan (1 mo. LIBOR + 2.000%)	4.076%	11/30/23	1,369,700	$1,371,657	(e)(l)(m)
Golden Nugget Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.817-4.826%	10/4/23	1,385,794	1,392,723	(e)(l)(m)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	3.815%	10/25/23	1,830,695	1,838,476	(e)(l)(m)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. LIBOR + 4.000%)	6.076%	10/13/23	700,383	658,360	(e)(l)(m)
Scientific Games International Inc., 2018 Term Loan B5 (1 mo. LIBOR + 2.750%)	4.826%	8/14/24	1,797,444	1,795,357	(e)(l)(m)
Station Casinos LLC, Term Loan B (1 mo. LIBOR + 2.500%)	4.580%	6/8/23	1,331,253	1,336,491	(e)(l)(m)

Total Hotels, Restaurants & Leisure				11,672,741

Media - 0.4%
CBS Radio Inc., Term Loan B1	4.816-6.750%	11/17/24	2,024,148	2,008,951	(e)(l)(m)
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.080%	4/30/25	855,842	857,178	(e)(l)(m)
Numericable U.S. LLC, Term Loan B12 (1 mo. LIBOR + 3.688%)	5.751%	1/31/26	980,031	946,139	(e)(l)(m)
Univision Communications Inc., 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.826%	3/15/24	2,325,294	2,238,821	(e)(l)(m)

Total Media				6,051,089

Specialty Retail - 0.4%
Academy Ltd., Term Loan (1 mo. LIBOR + 4.000%)	6.082%	7/1/22	1,989,724	1,644,366	(e)(l)(m)
CWGS Group LLC, Term Loan (1 mo. LIBOR + 2.750%)	4.826-4.830%	11/8/23	1,122,900	1,110,267	(e)(l)(m)
Michaels Stores Inc., 2018 Term Loan B (1 mo. LIBOR + 2.500%)	4.564-4.575%	1/28/23	1,148,100	1,147,526	(e)(l)(m)
Party City Holdings Inc., 2018 Term Loan	4.830-6.750%	8/19/22	842,149	846,789	(e)(l)(m)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.090%	3/11/22	1,510,334	1,295,921	(e)(l)(m)

Total Specialty Retail				6,044,869

TOTAL CONSUMER DISCRETIONARY				25,319,709

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Albertson’s LLC, 2017 Term Loan B6 (3 mo. LIBOR + 3.000%)	5.311%	6/22/23	1,755,894	$1,752,738	(e)(l)(m)

Food Products - 0.1%
Post Holdings Inc., Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	4.070%	5/24/24	2,004,014	2,007,303	(e)(l)(m)

TOTAL CONSUMER STAPLES				3,760,041

FINANCIALS - 0.0%
Capital Markets - 0.0%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	4.334%	3/27/23	701,488	704,228	(e)(l)(m)

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. LIBOR + 3.250%)	5.321%	4/28/22	1,342,414	1,319,257	(e)(l)(m)
HCA Inc., Term Loan B10 (1 mo. LIBOR + 2.000%)	4.076%	3/13/25	1,115,924	1,123,038	(e)(l)(m)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.576%	8/18/22	1,417,027	1,417,224	(e)(l)(m)
MPH Acquisition Holdings LLC, Term Loan (3 mo. LIBOR + 2.750%)	5.084%	6/7/23	1,409,098	1,409,538	(e)(l)(m)
Radnet Management Inc., Term Loan B1	6.090-7.750%	6/30/23	805,756	811,799	(e)(l)(m)

Total Health Care Providers & Services				6,080,856

Health Care Technology - 0.1%
Change Healthcare Holdings LLC, Term Loan (1 mo. LIBOR + 2.750%)	4.826%	3/1/24	571,111	571,968	(e)(l)(m)

Life Sciences Tools & Services - 0.0%
Parexel International Corp., Term Loan (1 mo. LIBOR + 2.750%)	4.826%	9/27/24	562,776	562,952	(e)(l)(m)

TOTAL HEALTH CARE				7,215,776

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.8%
Air Freight & Logistics - 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.077%	1/15/25	1,159,375	$1,159,798	(e)(l)(m)
XPO Logistics Inc., Term Loan (1 mo. LIBOR + 2.000%)	4.065%	2/24/25	1,194,048	1,198,904	(e)(l)(m)

Total Air Freight & Logistics				2,358,702

Building Products - 0.1%
Quikrete Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.826%	11/15/23	1,616,198	1,616,298	(e)(l)(m)

Professional Services - 0.1%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.076%	4/9/23	2,007,460	2,014,151	(e)(l)(m)

Trading Companies & Distributors - 0.3%
Beacon Roofing Supply Inc., Term Loan (1 mo. LIBOR + 2.250%)	4.321%	1/2/25	1,735,375	1,730,107	(e)(l)(m)
BrightView Landscapes LLC, Term Loan	—	8/15/25	1,560,000	1,565,363	(n)
Delos Finance SARL, Term Loan B (1 mo. LIBOR + 1.750%)	4.084%	10/6/23	1,000,000	1,004,167	(e)(l)(m)

Total Trading Companies & Distributors				4,299,637

Transportation Infrastructure - 0.1%
Flying Fortress Holdings LLC, Term Loan (3 mo. LIBOR + 1.750%)	4.084%	10/30/22	1,210,000	1,216,050	(e)(l)(m)

TOTAL INDUSTRIALS				11,504,838

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
First Data Corp., 2024 Term Loan (1 mo. LIBOR + 2.000%)	4.066%	4/26/24	1,410,693	1,410,253	(e)(l)(m)

Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp., 2018 Term Loan B3 (1 mo. LIBOR + 1.750%)	3.826%	3/31/23	747,460	749,557	(e)(l)(m)

Software - 0.1%
Dell International LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.080%	9/7/23	1,066,950	1,067,566	(e)(l)(m)

TOTAL INFORMATION TECHNOLOGY				3,227,376

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.3%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.076%	10/31/23	1,573,353	$1,568,436	(e)(l)(m)

Containers & Packaging - 0.2%
Berry Global Inc., Term Loan Q (2 mo. LIBOR + 2.000%)	4.186%	10/1/22	1,907,640	1,910,323	(e)(l)(m)
Reynolds Group Holdings Inc., Term Loan (1 mo. LIBOR + 2.750%)	4.826%	2/5/23	1,734,832	1,742,224	(e)(l)(m)

Total Containers & Packaging				3,652,547

TOTAL MATERIALS				5,220,983

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. LIBOR + 2.000%)	4.076%	3/25/25	1,865,770	1,867,936	(e)(l)(m)

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, Term Loan (1 mo. LIBOR + 2.250%)	4.326%	4/18/24	1,027,900	1,028,727	(e)(l)(m)
Realogy Group LLC, 2025 Term Loan (1 mo. LIBOR + 2.250%)	4.317%	2/8/25	390,080	391,589	(e)(l)(m)

Total Real Estate Management & Development				1,420,316

TOTAL REAL ESTATE				3,288,252

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
CenturyLink Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.826%	1/31/25	196,006	193,985	(e)(l)(m)
Level 3 Financing Inc., 2024 Term Loan B (1 mo. LIBOR + 2.250%)	4.317%	2/22/24	1,130,000	1,132,354	(e)(l)(m)
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. LIBOR + 2.250%)	4.313%	9/30/25	730,000	729,714	(e)(l)(m)
Virgin Media Bristol LLC, Term Loan K (1 mo. LIBOR + 2.500%)	4.563%	1/15/26	406,677	406,963	(e)(l)(m)

Total Diversified Telecommunication Services				2,463,016

Wireless Telecommunication Services - 0.0%
Sprint Communications Inc., Term Loan (1 mo. LIBOR + 2.500%)	4.625%	2/2/24	665,000	666,108	(e)(l)(m)

TOTAL TELECOMMUNICATION SERVICES				3,129,124

TOTAL SENIOR LOANS (Cost - $64,053,486)				63,370,327

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.5%
Argentina - 0.2%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	130,020,000	ARS	$3,779,195

Germany - 0.5%
Deutsche Bundesrepublik Inflation Linked Bond, Bonds	0.100%	4/15/26	5,821,670	EUR	7,496,004	(c)

Japan - 2.8%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	595,054,476	JPY	5,599,221
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	1,129,240,000	JPY	10,544,384
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	1,010,000,000	JPY	9,476,420
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/23	104,200,000	JPY	971,102
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/24	1,713,600,000	JPY	16,039,456

Total Japan					42,630,583

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $53,607,587)					53,905,782

MORTGAGE-BACKED SECURITIES - 1.8%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	5/1/43 - 7/1/43	440,498		453,246

FNMA - 1.4%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39 - 7/1/39	482,306		512,710
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	430,855		464,667
Federal National Mortgage Association (FNMA)	4.000%	4/1/43 - 7/1/43	1,201,106		1,235,178
Federal National Mortgage Association (FNMA)	3.500%	4/1/43 - 10/1/43	12,185,694		12,225,934
Federal National Mortgage Association (FNMA)	3.000%	9/1/48	6,900,000		6,678,311	(o)

Total FNMA					21,116,800

GNMA - 0.4%
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	121,940		128,569

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.000%	9/20/47 - 11/20/47	2,677,730	$2,621,989
Government National Mortgage Association (GNMA) II	3.000%	9/20/48	2,900,000	2,837,016	(o)
Government National Mortgage Association (GNMA) II	5.000%	9/20/48 - 10/20/48	400,000	419,692	(o)

Total GNMA				6,007,266

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $27,843,757)				27,577,312

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.2%
U.S. Treasury Bonds, Inflation Indexed	0.125%	7/15/26	1,555,880	1,486,199
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	2,454,392	2,723,880
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	6,987,818	6,749,432
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	3,020,340	3,098,267
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	4,436,575	4,415,605

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $18,102,051)				18,473,383

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.7%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Eurodollar Futures, Put @ $96.75	3/18/19	2,707	6,767,500	33,838
Eurodollar Futures, Put @ $97.00	12/17/18	2,707	6,767,500	16,919
U.S. Treasury 2-Year Notes Futures, Put @ $104.63	11/23/18	1,057	2,114,000	16,517
U.S. Treasury 5-Year Notes Futures, Call @ $113.75	9/21/18	559	559,000	69,875
U.S. Treasury 10-Year Notes Futures, Call @ $121.00	9/21/18	854	854,000	120,094
U.S. Treasury 10-Year Notes Futures, Call @ $121.25	9/21/18	1,362	1,362,000	148,969
U.S. Treasury 10-Year Notes Futures, Put @ $112.00	11/23/18	4,309	4,309,000	67,328
U.S. Treasury 10-Year Notes Futures, Put, Put @ $119.25	9/21/18	1,362	1,362,000	106,406
U.S. Treasury Long Bond Futures, Call @ $146.50	9/21/18	1,362	1,362,000	276,656
U.S. Treasury Long Bond Futures, Put @ $142.50	9/21/18	1,362	1,362,000	340,500
U.S. Treasury Long-Term Bonds Futures, Call @ $145.00	9/21/18	714	714,000	379,312
U.S. Treasury Long-Term Bonds Futures, Call @ $147.00	9/21/18	714	714,000	100,406

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS				1,676,820

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.6%
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.IG Index, Put @ 68 basis point spread	Bank of America N.A.	10/17/18	78,090,000	78,090,000	64,421
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.IG.30 Index, Put @ 70 basis point spread	Bank of America N.A.	9/19/18	157,740,000	157,740,000	30,524
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.IG.30 Index, Put @ 75 basis point spread	Bank of America N.A.	9/21/18	144,550,000	144,550,000	18,456

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
Credit default swaption with Goldman Sachs Group Inc. to buy protection on Markit CDX.NA.IG Index, Put @ 68 basis point spread	Goldman Sachs Group Inc.	10/17/18	78,090,000	78,090,000	$64,421
Interest rate swaption with Bank of America N.A., Put @ 3.000%	Bank of America N.A.	2/3/33	126,550,000	126,550,000	5,995,865
Interest rate swaption with Bank of America N.A., Put @ 3.150%	Bank of America N.A	2/2/23	63,340,000	63,340,000	2,650,563
U.S. Dollar/Brazilian Real, Put @ 3.80BRL	Citigroup N.A.	9/6/18	8,020,000	8,020,000	259
U.S. Dollar/Canadian Dollar, Put @ 1.29CAD	JPMorgan Chase & Co.	10/16/18	6,000,000	6,000,000	37,588
U.S. Dollar/Russian Ruble, Put @ 61.28RUB	Goldman Sachs Group Inc.	10/16/18	6,000,000	6,000,000	1,810

TOTAL OTC PURCHASED OPTIONS					8,863,907

TOTAL PURCHASED OPTIONS (Cost - $12,938,424)					10,540,727

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.3%
Florida - 0.0%
Sumter Landing, FL, Community Development District Recreational Revenue Taxable Community Development District		4.172%	10/1/47	200,000	202,380

Illinois - 0.3%
City of Chicago, IL, GO		6.314%	1/1/44	1,470,000	1,510,146
State of Illinois, GO		5.100%	6/1/33	3,100,000	2,996,770

Total Illinois					4,506,916

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Michigan - 0.0%
City of Detroit, MI, GO	4.000%	4/1/44	790,000		$674,115

TOTAL MUNICIPAL BONDS (Cost - $5,344,729)					5,383,411

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $1,171,775)	8.099%		47,249		1,266,273	(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,387,647,041)					1,341,238,720

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 9.2%
SOVEREIGN BONDS - 0.2%
Egypt Treasury Bills (Cost - $2,739,589)	14.970%	11/13/18	50,400,000	EGP	2,747,874	(p)

U.S. GOVERNMENT AGENCIES - 0.4%
Federal Home Loan Bank (FHLB), Discount Notes	1.996%	11/1/18	1,870,000		1,863,734	(p)
Federal Home Loan Bank (FHLB), Discount Notes	2.009%	11/7/18	4,020,000		4,005,134	(p)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $5,869,410)					5,868,868

COMMERCIAL PAPER - 1.6%
Danske Corp.	2.307%	11/9/18	15,210,000		15,143,604	(p)(q)
MUFG Bank Ltd.	2.235%	11/13/18	9,270,000		9,228,556	(p)

TOTAL COMMERCIAL PAPER (Cost - $24,376,981)					24,372,160

			SHARES
MONEY MARKET FUNDS - 7.0%
Western Asset Government Cash Management Portfolio LLC (Cost - $108,582,057)	1.980%		108,582,057		108,582,057	(r)

TOTAL SHORT-TERM INVESTMENTS (Cost - $141,568,037)					141,570,959

TOTAL INVESTMENTS - 96.6% (Cost - $1,529,215,078)					1,482,809,679
Other Assets in Excess of Liabilities - 3.4%					51,819,535

TOTAL NET ASSETS - 100.0%					$1,534,629,214

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	The coupon payment on these securities is currently in default as of August 31, 2018.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of August 31, 2018.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	All or a portion of this loan is unfunded as of August 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(o)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2018, the Fund held TBA securities with a total cost of $9,899,374.

(p)	Rate shown represents yield-to-maturity.

(q)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At August 31, 2018, the total market value of investments in Affiliated Companies was $108,582,057 and the cost was $108,582,057 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
EGP	— Egypt Pound
EUR	— Euro
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
UYU	— Uruguayan Peso

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Call		10/26/18	$115.00		1,118	$1,118,000	$69,875
U.S. Treasury 10-Year Notes Futures, Call		9/21/18	120.25		454	454,000	177,344
U.S. Treasury 10-Year Notes Futures, Call		10/26/18	123.00		1,708	1,708,000	133,437
U.S. Treasury 10-Year Notes Futures, Put		9/21/18	120.25		454	454,000	170,250
U.S. Treasury Long Bond Futures, Call		10/26/18	148.00		714	714,000	245,437
U.S. Treasury Long Bond Futures, Put		9/21/18	144.50		454	454,000	461,094
U.S. Treasury Long-Term Bond Futures, Call		9/21/18	144.50		454	454,000	333,406

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $1,902,328)							$1,590,843

OTC WRITTEN OPTIONS
	COUNTERPARTY
U.S. Dollar/Brazilian Real, Put	Citibank N.A.	9/6/18	3.69	BRL	16,040,000	$16,040,000	$21
U.S. Dollar/Euro, Call	Morgan Stanley & Co. Inc.	8/27/18	1.15	EUR	8,000,000	8,000,000	0

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/South Korean Won, Put	Citibank N.A.	9/20/18	1,084.00	KRW	15,685,014	$15,685,014	$7,609
U.S. Dollar/Brazilian Real, Put	Citibank N.A.	11/20/18	3.75	BRL	7,720,000	7,720,000	81,746

TOTAL OTC WRITTEN OPTIONS (Premiums received - $396,460)							$89,376

TOTAL WRITTEN OPTIONS (Premiums received - $2,298,788)							$1,680,219

†	Notional amount denominated in U.S. dollar unless otherwise noted.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
KRW	— South Korean Won

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	208	12/18	$51,012,954	$50,640,200	$(372,754)
90-Day EuroDollar	4,784	12/19	1,161,079,186	1,160,658,200	(420,986)
90-Day EuroDollar	1,463	6/20	356,133,409	354,978,663	(1,154,746)
Australian 10-Year Bonds	7	9/18	656,251	657,179	928
Euro-BTP	116	12/18	16,384,090	16,262,665	(121,425)
U.S. Treasury 2-Year Notes	1,914	12/18	404,720,175	404,541,846	(178,329)
U.S. Treasury 10-Year Notes	1,924	12/18	231,800,355	231,391,062	(409,293)
U.S. Treasury Long-Term Bonds	351	12/18	50,677,348	50,620,781	(56,567)

					(2,713,172)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro-Bund	2,919	12/18	$542,349,281	$544,759,499	$(2,410,218)
Euro-Buxl	59	12/18	11,981,922	12,144,997	(163,075)
Euro-Schatz	318	12/18	41,303,917	41,324,661	(20,744)
U.S. Treasury 5-Year Notes	2,283	12/18	258,848,301	258,888,634	(40,333)
U.S. Treasury Ultra Long-Term Bonds	1,052	12/18	168,116,997	167,596,750	520,247

					(2,114,123)

Net unrealized depreciation on open futures contracts					$(4,827,295)

At August 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	161,886,361	USD	5,297,259	Citibank N.A.	9/28/18	$(17,141)
TWD	163,246,000	USD	5,343,568	JPMorgan Chase & Co.	9/28/18	(19,103)
ARS	15,460,000	USD	698,915	Citibank N.A.	10/3/18	(295,633)
ARS	15,590,000	USD	704,474	Citibank N.A.	10/3/18	(297,801)
ARS	22,620,000	USD	1,022,142	Citibank N.A.	10/3/18	(432,088)
ARS	47,390,000	USD	2,142,405	Citibank N.A.	10/3/18	(906,213)
ARS	15,410,000	USD	696,812	JPMorgan Chase & Co.	10/3/18	(294,835)
INR	1,259,234,532	USD	18,096,413	Barclays Bank PLC	10/17/18	(442,937)
USD	2,175,000	RUB	136,713,975	Goldman Sachs Group Inc.	10/17/18	159,476
USD	2,000,000	CAD	2,622,200	JPMorgan Chase & Co.	10/17/18	(11,198)
USD	2,663,496	BRL	10,423,060	Bank of America N.A.	10/18/18	116,782
USD	445,017	SEK	3,854,000	Bank of America N.A.	10/18/18	21,988
AUD	16,410,000	USD	12,069,194	Barclays Bank PLC	10/18/18	(271,325)
CAD	10,560,000	USD	8,095,211	Barclays Bank PLC	10/18/18	4,353
IDR	149,953,543,872	USD	10,294,765	Barclays Bank PLC	10/18/18	(178,875)
TWD	169,304,100	USD	5,549,135	Barclays Bank PLC	10/18/18	(19,582)
USD	3,592,199	AUD	4,821,633	Barclays Bank PLC	10/18/18	125,715
USD	5,050,395	AUD	6,837,100	Barclays Bank PLC	10/18/18	134,904
USD	17,440,574	EUR	15,263,041	Barclays Bank PLC	10/18/18	(341,119)
USD	14,379	JPY	1,600,000	Barclays Bank PLC	10/18/18	(71)
USD	28,052,155	JPY	3,122,260,939	Barclays Bank PLC	10/18/18	(144,704)
USD	792,620	MXN	15,000,000	Barclays Bank PLC	10/18/18	13,419
USD	8,418,360	RUB	527,852,224	Barclays Bank PLC	10/18/18	637,257
USD	1,468,278	TWD	44,574,000	Barclays Bank PLC	10/18/18	12,471
USD	11,988,568	TWD	364,991,961	Barclays Bank PLC	10/18/18	67,758

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	8,920,000	USD	2,301,152	Citibank N.A.	10/18/18	$(121,687)
BRL	31,040,000	USD	7,832,845	Citibank N.A.	10/18/18	(248,700)
CAD	3,029,000	USD	2,333,249	Citibank N.A.	10/18/18	(9,993)
CAD	28,154,698	USD	21,486,641	Citibank N.A.	10/18/18	108,130
EUR	1,543,000	USD	1,807,439	Citibank N.A.	10/18/18	(9,819)
GBP	5,397,424	USD	7,161,303	Citibank N.A.	10/18/18	(149,615)
MXN	10,000,000	USD	523,849	Citibank N.A.	10/18/18	(4,381)
MXN	14,000,000	USD	722,349	Citibank N.A.	10/18/18	4,905
MXN	101,003,923	USD	5,267,892	Citibank N.A.	10/18/18	(21,064)
MXN	174,150,870	USD	9,228,736	Citibank N.A.	10/18/18	(182,160)
TRY	62,547,810	USD	12,382,027	Citibank N.A.	10/18/18	(3,127,834)
USD	1,110,120	AUD	1,500,000	Citibank N.A.	10/18/18	31,704
USD	1,289,383	EUR	1,100,000	Citibank N.A.	10/18/18	7,865
USD	1,413,096	EUR	1,200,000	Citibank N.A.	10/18/18	15,076
USD	3,086,829	EUR	2,700,000	Citibank N.A.	10/18/18	(58,715)
USD	12,897,880	EUR	10,941,000	Citibank N.A.	10/18/18	151,436
USD	16,610,963	EUR	14,090,730	Citibank N.A.	10/18/18	195,032
USD	522,646	MXN	10,000,000	Citibank N.A.	10/18/18	3,179
USD	7,152,811	PHP	386,520,000	Citibank N.A.	10/18/18	(60,847)
USD	5,651	SEK	50,000	Citibank N.A.	10/18/18	163
USD	2,939,485	TRY	18,604,000	Citibank N.A.	10/18/18	186,950
USD	2,299,458	TWD	70,030,000	Citibank N.A.	10/18/18	12,245
USD	1,146,033	EUR	1,000,000	Goldman Sachs Group Inc.	10/18/18	(18,983)
MXN	107,130,550	USD	5,534,317	JPMorgan Chase & Co.	10/18/18	30,769
MXN	302,540,000	USD	15,717,801	JPMorgan Chase & Co.	10/18/18	(1,823)
NOK	62,360,000	USD	7,800,519	JPMorgan Chase & Co.	10/18/18	(350,300)
USD	2,468,970	CNY	16,449,512	JPMorgan Chase & Co.	10/18/18	60,272
USD	17,596,019	KRW	19,711,940,000	JPMorgan Chase & Co.	10/18/18	(133,426)
USD	444,707	NZD	650,000	JPMorgan Chase & Co.	10/18/18	14,648
ZAR	180,450,261	USD	13,411,291	JPMorgan Chase & Co.	10/18/18	(1,213,124)
BRL	8,530,611	USD	2,118,512	Citibank N.A.	11/23/18	(41,586)

Total						$(7,310,185)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At August 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
Bank of America N.A. (Republic of Korea, 7.125%, due 4/16/19)	$11,998,000	4/16/19	0.379%	1.000% quarterly	$(302,330)	$(142,532)	$(159,798)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
Bank of America N.A. (Republic of Korea, 7.125%, due 4/16/19)	4,140,000	4/16/19	0.379%	1.000% quarterly	(104,321)	(82,404)	(21,917)
Deutsche Bank (Australia Government Bond 4.75%, due 4/21/27)	8,260,000	4/21/27	0.171%	1.000% quarterly	(309,383)	(306,031)	(3,351)

Total	$24,398,000				$(716,034)	$(530,967)	$(185,066)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
352,230,000	CAD	3/5/20	2.140% semi-annually	3-month CAD CDOR quarterly	$3,023	$810,887
272,360,000		3/7/20	3-month LIBOR quarterly	2.505% semi-annually	—	(1,030,856)
2,540,640,000	MXN	4/5/21	28-Day MXN TIIE -Banxico every 28 days	7.351% every 28 days	(17,510)	(2,050,417)
1,742,000,000	MXN	4/6/22	28-Day MXN TIIE -Banxico every 28 days	7.330% every 28 days	(38,303)	(1,799,313)
216,931,000		8/31/22	3-month LIBOR quarterly	2.850% semi-annually	(431,952)	255,967
103,501,000		9/19/23	3-month LIBOR quarterly	Daily U.S. Federal Funds Intraday Effective Rate quarterly+ 0.36375% quarterly	—	225,314
55,680,000		2/3/33	3-month LIBOR quarterly	3.000% semi-annually	—	(289,708)
27,870,000		2/6/33	3-month LIBOR quarterly	3.150% semi-annually	—	180,903

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	22,542,000		11/15/43	2.950% semi-annually	3-month LIBOR quarterly	$(145,536)	$383,129
	4,954,900,000	JPY	4/19/47	0.785% semi-annually	6-month JPY BBA LIBOR semi-annually	2,843,956	(693,159)

Total						$2,213,678	$(4,007,253)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank N.A.	117,723,000	BRL	1/2/20	BRL-CDI	**	8.410%	**	—	$2,433
Citibank N.A.	24,000,000	BRL	1/2/20	BRL-CDI	**	8.410%	**	$5,182	(4,686)
Citibank N.A.	40,800,000	BRL	1/2/20	BRL-CDI	**	8.410%	**	33,247	(31,956)
Citibank N.A.	26,600,000	BRL	1/2/20	BRL-CDI	**	8.410%	**	13,505	(12,667)
Citibank N.A.	12,497,000	BRL	1/2/20	BRL-CDI	**	8.410%	**	11,932	(11,537)

Total								$63,866	$(58,413)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION
REFERENCE ENTITY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29 Index	$30,430,000	12/20/22	5.000% quarterly	$(2,194,398)	$(1,824,492)	$(369,906)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.30 Index	$43,910,000	6/20/23	5.000% quarterly	$(3,033,917)	$(2,909,160)	$(124,757)
Markit CDX.NA.IG.30	12,780,000	6/20/23	1.000% quarterly	(226,654)	(234,738)	8,084
Markit CMBX.NA.AAA.10 Index	15,950,000	11/17/59	0.500% monthly	1,774	81,444	(79,670)
Markit CMBX.NA.AAA.10 Index	15,880,000	11/17/59	0.500% monthly	1,768	54,993	(53,225)

Total	$88,520,000			$(3,257,029)	$(3,007,461)	$(249,568)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CDOR	— Canadian Dollar Offered Rate
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments:
U.S. Government & Agency Obligations	—	$389,850,082	—		$389,850,082
Corporate Bonds & Notes:
Financials	—	77,907,553	$0	*	77,907,553
Other Corporate Bonds &
Notes	—	260,689,754	—		260,689,754
Collateralized Mortgage Obligations	—	183,707,233	—		183,707,233
Sovereign Bonds	—	174,859,614	—		174,859,614
Asset-Backed Securities	—	73,707,269	—		73,707,269
Senior Loans	—	63,370,327	—		63,370,327
Non-U.S. Treasury Inflation Protected Securities	—	53,905,782	—		53,905,782
Mortgage-Backed Securities	—	27,577,312	—		27,577,312
U.S. Treasury Inflation Protected Securities	—	18,473,383	—		18,473,383
Purchased Options:
Exchange-Traded Purchased Options	$1,676,820	—	—		1,676,820
OTC Purchased Options	—	8,863,907	—		8,863,907
Municipal Bonds	—	5,383,411	—		5,383,411
Preferred Stocks	1,266,273	—	—		1,266,273

Total Long-Term Investments	2,943,093	1,338,295,627	0	*	1,341,238,720

Short-Term Investments:
Sovereign Bonds	—	2,747,874	—		2,747,874
U.S. Government & Agency Obligations	—	5,868,868	—		5,868,868
Money Market Funds	—	108,582,057	—		108,582,057
Commercial Paper	—	24,372,160	—		24,372,160

Total Short-Term Investments	—	141,570,959	—		141,570,959

Total Investments	$2,943,093	$1,479,866,586	$0	*	$1,482,809,679

Other Financial Instruments:
Futures Contracts	521,175	—	—		521,175
Forward Foreign Currency Contracts	—	2,116,497	—		2,116,497
Centrally Cleared Interest Rate Swaps	—	1,856,200	—		1,856,200

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	$8,084	—		$8,084
OTC Interest Rate Swaps	—	5,453	—		5,453

Total Other Financial Instruments	$521,175	$3,986,234	—		$4,507,409

Total	$3,464,268	$1,483,852,820	$0	*	$1,487,317,088

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$5,348,470	—	—		$5,348,470
Written Options:
Exchange-Traded Written Options	1,590,843	—	—		1,590,843
OTC Written Options	—	$89,376	—		89,376
Forward Foreign Currency Contracts	—	9,426,682	—		9,426,682
OTC Credit Default Swaps on Sovereign Issues - Buy Protection	—	716,034	—		716,034
Centrally Cleared Interest Rate Swaps	—	5,863,453	—		5,863,453
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	257,652	—		257,652
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	369,906	—		369,906

Total	$6,939,313	$16,723,103	—		$23,662,416

*	Amount represents less than $1.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by

Notes to Schedule of Investments (unaudited) (continued)

Western Asset Management Company, LLC (formerly Western Asset Management Company), the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended August 31, 2018. The following transactions were effected in shares of such companies for the period ended August 31, 2018.

	Affiliate Value at May 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$208,582,057	208,582,057	$100,000,000	100,000,000	—	—	—	$108,582,057

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018